Note 15 - Share-Based Compensation - Schedule of Share-Based Payment Award Stock Options, Valuation Assumptions (Details) - Share-Based Payment Arrangement, Option [Member]		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Expected option term (in years) 1 (Year)	[1]	5 years	4 years
Expected volatility factor 2	[2]		141.10%
Risk-free interest rate 3	[3]		0.36%
Expected annual dividend yield		0.00%	0.00%
Minimum [Member]
Expected volatility factor 2	[2]	143.90%
Risk-free interest rate 3	[3]	3.05%
Maximum [Member]
Expected volatility factor 2	[2]	155.90%
Risk-free interest rate 3	[3]	4.09%

[1]	The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding. For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.
[2]	The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.
[3]	The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.